Offsets	Feb. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Portland General Electric Company
Form or Filing Type	S-3
File Number	333-266454
Initial Filing Date	Jul. 26, 2024
Fee Offset Claimed	$ 12,718.32
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, no par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 86,167,497
Termination / Withdrawal Statement

(2)
Portland General Electric Company. (the “Company”) is registering shares of common stock having a proposed maximum aggregate offering price of up to $500,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the “Current Prospectus Supplement”). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $400,000,000 offered by means of a prospectus supplement dated July 26, 2024 and an accompanying prospectus dated August 2, 2022 pursuant to a Registration Statement on Form  S-3  (Registration  No. 333-266454 ) filed on August 2, 2022 (the “Prior Prospectus Supplement”). Such shares were carried forward by means of a prospectus supplement dated July 25, 2025 and an accompanying prospectus supplement dated July 25, 2025, pursuant to a Registration Statement on Form S-3 (Registration No. 333-288955) filed on July 25, 2025. Of those shares of common stock, shares of common stock having an aggregate offering price of $313,832,503 have been sold. As such, securities with an aggregate offering price of $86,167,497 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $12,718.32 were previously paid to the SEC on July 26, 2024 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Portland General Electric Company
Form or Filing Type	S-3
File Number	333-266454
Filing Date	Jul. 26, 2024
Fee Paid with Fee Offset Source	$ 59,040
Offset Note

(2)
Portland General Electric Company. (the “Company”) is registering shares of common stock having a proposed maximum aggregate offering price of up to $500,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the “Current Prospectus Supplement”). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $400,000,000 offered by means of a prospectus supplement dated July 26, 2024 and an accompanying prospectus dated August 2, 2022 pursuant to a Registration Statement on Form  S-3  (Registration  No. 333-266454 ) filed on August 2, 2022 (the “Prior Prospectus Supplement”). Such shares were carried forward by means of a prospectus supplement dated July 25, 2025 and an accompanying prospectus supplement dated July 25, 2025, pursuant to a Registration Statement on Form S-3 (Registration No. 333-288955) filed on July 25, 2025. Of those shares of common stock, shares of common stock having an aggregate offering price of $313,832,503 have been sold. As such, securities with an aggregate offering price of $86,167,497 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $12,718.32 were previously paid to the SEC on July 26, 2024 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.